UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

The schedules are not audited.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.7%
4,458	iShares 1-3 Year Treasury Bond ETF	$373,358	4.0
665	iShares Core S&P 500 ETF	186,413	2.0
13,491	iShares Core U.S. Aggregate Bond ETF	1,444,480	15.5
12,093	Schwab U.S. TIPS ETF	652,659	7.0
407	Vanguard Global ex-U.S. Real Estate ETF	23,175	0.2
1,114	Vanguard Real Estate ETF	93,565	1.0

	Total Exchange-Traded Funds
	(Cost $2,758,273)	2,773,650	29.7

MUTUAL FUNDS: 70.2%
	Affiliated Investment Companies: 63.4%
29,120	Voya Floating Rate Fund Class P3	281,881	3.0
29,745	Voya Global Bond Fund Class P3	280,792	3.0
208,555	Voya Intermediate Bond Fund Class P3	2,058,435	21.9
10,918	Voya Large Cap Growth Fund Class P3	466,648	5.0
38,277	Voya Large Cap Value Fund Class P3	466,984	5.0
2,028	(1) Voya MidCap Opportunities Fund Class P3	46,631	0.5
15,641	Voya Multi-Manager Emerging Markets Equity Fund Class P3	185,034	2.0
49,887	Voya Multi-Manager International Factors Fund Class P3	464,949	5.0
4,688	Voya Multi-Manager Mid Cap Value Fund Class P3	46,548	0.5
105,921	Voya Short Term Bond Fund Class P3	1,029,552	11.0
52,466	Voya U.S. High Dividend Low Volatility Fund Class P3	606,506	6.5
		5,933,960	63.4

	Unaffiliated Investment Companies: 6.8%
29,859	Credit Suisse Commodity Return Strategy Fund - Class I	139,739	1.5
39,825	TIAA-CREF Bond Index Fund - Class I	421,353	4.6
2,277	TIAA-CREF S&P 500 Index Fund - Class I	69,852	0.7
		630,944	6.8

	Total Mutual Funds
	(Cost $6,555,554)	6,564,904	70.2

	Total Investments in Securities (Cost $9,313,827)	$9,338,554	99.9
	Assets in Excess of Other Liabilities	6,136	0.1
	Net Assets	$9,344,690	100.0

(1)	Non-income producing security.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,773,650	$–	$–	$2,773,650
Mutual Funds	6,564,904	–	–	6,564,904
Total Investments, at fair value	$9,338,554	$–	$–	$9,338,554

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class I	$287,296	$-	$(287,674)	$378	$-	$37	$319	$-
Voya Floating Rate Fund Class P3	-	532,454	(250,151)	(422)	281,881	14,723	(6,147)	-
Voya Global Bond Fund Class P3	-	322,365	(36,334)	(5,239)	280,792	6,054	(563)	-
Voya Global Bond Fund Class R6	169,831	-	(171,655)	1,824	-	56	-	-
Voya Global Real Estate Fund Class P3	-	75,721	(75,721)	-	-	563	(5,067)	-
Voya Global Real Estate Fund Class R6	57,072	-	(63,166)	6,094	-	-	-	-
Voya High Yield Bond Fund Class P3	-	138,695	(138,695)	-	-	855	(1,714)	-
Voya High Yield Bond Fund Class R6	114,606	-	(116,392)	1,786	-	45	-	-
Voya Intermediate Bond Fund Class P3	-	2,471,668	(419,650)	6,417	2,058,435	41,145	(13,807)	-
Voya Intermediate Bond Fund Class R6	1,153,797	-	(1,173,647)	19,850	-	262	-	-
Voya Large Cap Growth Fund Class P3	-	622,856	(171,193)	14,985	466,648	1,514	11,620	19,645
Voya Large Cap Value Fund Class P3	-	644,061	(172,461)	(4,616)	466,984	4,628	(8,787)	26,289
Voya Large Cap Value Fund - Class R6	283,618	-	(288,227)	4,609	-	-	-	-
Voya Large-Cap Growth Fund - Class R6	286,521	-	(276,037)	(10,484)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	107,848	(61,525)	308	46,631	-	(9,942)	10,724
Voya MidCap Opportunities Fund - Class R6	57,965	-	(57,492)	(473)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	166,979	-	(171,821)	4,842	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	357,063	(181,400)	9,371	185,034	1,406	(18,594)	-
Voya Multi-Manager International Factors Fund Class I	281,828	-	(284,510)	2,682	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	574,831	(80,268)	(29,614)	464,949	9,267	(5,225)	14,011
Voya Multi-Manager Mid Cap Value Fund Class I	57,897	-	(57,219)	(678)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	108,828	(63,466)	1,186	46,548	792	(13,715)	9,784
Voya Short Term Bond Fund Class P3	-	1,186,275	(156,865)	142	1,029,552	19,377	(3,120)	-
Voya Short Term Bond Fund - Class R6	574,971	-	(580,438)	5,467	-	83	-	-
Voya U.S. High Dividend Low Volatility Fund Class I	377,590	77,999	(450,291)	(5,298)	-	1,506	2,381	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	681,180	(93,390)	18,716	606,506	6,356	666	15,928
	$3,869,971	$7,901,844	$(5,879,688)	$41,833	$5,933,960	$108,669	$(71,695)	$96,381

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,397,567.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$77,654
Gross Unrealized Depreciation	(136,667)

Net Unrealized Depreciation	$(59,013)

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.4%
5,363	iShares 1-3 Year Treasury Bond ETF	$449,151	4.0
3,199	iShares Core S&P 500 ETF	896,744	8.0
9,686	iShares Core U.S. Aggregate Bond ETF	1,037,079	9.2
10,392	Schwab U.S. TIPS ETF	560,856	5.0
490	Vanguard Global ex-U.S. Real Estate ETF	27,901	0.2
1,341	Vanguard Real Estate ETF	112,631	1.0

	Total Exchange-Traded Funds
	(Cost $3,047,399)	3,084,362	27.4

MUTUAL FUNDS: 72.5%
	Affiliated Investment Companies: 65.5%
35,028	Voya Floating Rate Fund Class P3	339,071	3.0
35,781	Voya Global Bond Fund Class P3	337,769	3.0
225,229	Voya Intermediate Bond Fund Class P3	2,223,010	19.7
15,763	Voya Large Cap Growth Fund Class P3	673,725	6.0
55,264	Voya Large Cap Value Fund Class P3	674,225	6.0
2,440	(1) Voya MidCap Opportunities Fund Class P3	56,099	0.5
23,522	Voya Multi-Manager Emerging Markets Equity Fund Class P3	278,264	2.5
30,723	Voya Multi-Manager International Equity Fund Class P3	336,421	3.0
60,016	Voya Multi-Manager International Factors Fund Class P3	559,349	5.0
5,639	Voya Multi-Manager Mid Cap Value Fund Class P3	56,000	0.5
95,573	Voya Short Term Bond Fund Class P3	928,973	8.3
7,939	Voya Small Company Fund Class P3	112,183	1.0
67,979	Voya U.S. High Dividend Low Volatility Fund Class P3	785,836	7.0
		7,360,925	65.5

	Unaffiliated Investment Companies: 7.0%
35,925	Credit Suisse Commodity Return Strategy Fund - Class I	168,129	1.5
39,915	TIAA-CREF Bond Index Fund - Class I	422,302	3.8
6,070	TIAA-CREF International Equity Index Fund - Class I	112,047	1.0
2,739	TIAA-CREF S&P 500 Index Fund - Class I	84,036	0.7
		786,514	7.0

	Total Mutual Funds
	(Cost $8,141,325)	8,147,439	72.5

	Total Investments in Securities (Cost $11,188,724)	$11,231,801	99.9
	Assets in Excess of Other Liabilities	6,816	0.1
	Net Assets	$11,238,617	100.0

(1)	Non-income producing security.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,084,362	$–	$–	$3,084,362
Mutual Funds	8,147,439	–	–	8,147,439
Total Investments, at fair value	$11,231,801	$–	$–	$11,231,801

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$403,296	$-	$(404,368)	$1,072	$-	$52	$191	$-
Voya Floating Rate Fund Class P3	-	727,252	(388,196)	15	339,071	18,278	(8,495)	-
Voya Global Bond Fund - Class R6	238,232	-	(241,540)	3,308	-	91	-	-
Voya Global Bond Fund Class P3	-	452,733	(107,246)	(7,718)	337,769	7,339	(1,035)	-
Voya Global Real Estate Fund - Class R6	80,287	-	(88,584)	8,297	-	-	-	-
Voya Global Real Estate Fund - Class P	-	112,957	(112,957)	-	-	452	(6,947)	-
Voya High Yield Bond Fund - Class R6	160,941	-	(164,643)	3,702	-	73	-	-
Voya High Yield Bond Fund - Class P3	-	-	-	-	-	1,162	-	-
Voya Intermediate Bond Fund - Class R6	1,451,905	-	(1,479,444)	27,539	-	380	-	-
Voya Intermediate Bond Fund Class P3	-	3,083,810	(873,021)	12,221	2,223,010	45,438	(29,487)	-
Voya Large Cap Growth Fund Class P3	-	1,119,409	(465,829)	20,145	673,725	2,289	22,365	29,697
Voya Large Cap Value Fund - Class R6	475,649	-	(485,198)	9,549	-	-	-	-
Voya Large Cap Value Fund Class P3	-	1,162,511	(485,298)	(2,988)	674,225	7,117	(25,024)	39,754
Voya Large-Cap Growth Fund - Class R6	482,552	-	(459,532)	(23,020)	-	-	-	-
Voya MidCap Opportunities Fund - Class R6	81,549	-	(81,579)	30	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	148,121	(92,190)	168	56,099	-	(13,312)	13,196
Voya Multi-Manager Emerging Markets Equity Fund - Class I	273,773	-	(281,222)	7,449	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	568,450	(299,960)	9,774	278,264	2,162	(28,386)	-
Voya Multi-Manager International Equity Fund - Class I	238,949	-	(242,960)	4,011	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	474,934	(123,574)	(14,939)	336,421	3,510	(10,110)	9,955
Voya Multi-Manager International Factors Fund - Class I	396,032	-	(391,308)	(4,724)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	779,868	(185,898)	(34,621)	559,349	11,410	(5,355)	17,251
Voya Multi-Manager Mid Cap Value Fund - Class I	81,237	-	(80,404)	(833)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	148,536	(93,796)	1,260	56,000	975	(17,511)	12,034
Voya Short Term Bond Fund - Class R6	585,026	-	(590,839)	5,813	-	97	-	-
Voya Short Term Bond Fund Class P3	-	1,262,853	(335,707)	1,827	928,973	17,900	(5,847)	-
Voya Small Company Fund - Class R6	83,284	-	(80,364)	(2,920)	-	-	-	-
Voya Small Company Fund Class P3	-	169,037	(52,328)	(4,526)	112,183	218	(4,071)	12,489
Voya U.S. High Dividend Low Volatility Fund - Class I	571,977	171,282	(733,799)	(9,460)	-	2,174	7,619	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	914,003	(150,433)	22,266	785,836	8,362	(2,365)	21,191
	$5,604,689	$11,295,757	$(9,572,218)	$32,697	$7,360,925	$129,479	$(127,769)	$155,566

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $11,379,318.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$123,265
Gross Unrealized Depreciation	(270,782)

Net Unrealized Depreciation	$(147,517)

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.7%
9,764	iShares 1-3 Year Treasury Bond ETF	$817,735	4.0
4,731	iShares Core S&P 500 ETF	1,326,194	6.5
16,681	iShares Core U.S. Aggregate Bond ETF	1,786,036	8.7
7,568	Schwab U.S. TIPS ETF	408,445	2.0
892	Vanguard Global ex-U.S. Real Estate ETF	50,790	0.2
3,051	Vanguard Real Estate ETF	256,253	1.3

	Total Exchange-Traded Funds
	(Cost $4,559,051)	4,645,453	22.7

MUTUAL FUNDS: 77.3%
	Affiliated Investment Companies: 68.3%
63,767	Voya Floating Rate Fund Class P3	617,268	3.0
65,139	Voya Global Bond Fund Class P3	614,910	3.0
352,929	Voya Intermediate Bond Fund Class P3	3,483,406	17.1
35,865	Voya Large Cap Growth Fund Class P3	1,532,873	7.5
125,736	Voya Large Cap Value Fund Class P3	1,533,973	7.5
11,106	(1) Voya MidCap Opportunities Fund Class P3	255,322	1.2
68,517	Voya Multi-Manager Emerging Markets Equity Fund Class P3	810,561	4.0
83,898	Voya Multi-Manager International Equity Fund Class P3	918,689	4.5
120,187	Voya Multi-Manager International Factors Fund Class P3	1,120,143	5.5
25,667	Voya Multi-Manager Mid Cap Value Fund Class P3	254,872	1.2
89,638	Voya Short Term Bond Fund Class P3	871,281	4.3
28,907	Voya Small Company Fund Class P3	408,462	2.0
132,585	Voya U.S. High Dividend Low Volatility Fund Class P3	1,532,680	7.5
		13,954,440	68.3

	Unaffiliated Investment Companies: 9.0%
65,403	Credit Suisse Commodity Return Strategy Fund - Class I	306,088	1.5
58,110	TIAA-CREF Bond Index Fund - Class I	614,802	3.0
22,100	TIAA-CREF International Equity Index Fund - Class I	407,958	2.0
16,632	TIAA-CREF S&P 500 Index Fund - Class I	510,257	2.5
		1,839,105	9.0

	Total Mutual Funds
	(Cost $15,811,950)	15,793,545	77.3

	Total Investments in Securities (Cost $20,371,001)	$20,438,998	100.0
	Assets in Excess of Other Liabilities	9,917	0.0
	Net Assets	$20,448,915	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,645,453	$–	$–	$4,645,453
Mutual Funds	15,793,545	–	–	15,793,545
Total Investments, at fair value	$20,438,998	$–	$–	$20,438,998

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$531,019	$-	$(532,532)	$1,513	$-	$68	$-	$-
Voya Floating Rate Fund Class P3	-	1,113,109	(495,738)	(103)	617,268	28,260	(12,947)	-
Voya Global Bond Fund - Class R6	313,992	-	(319,088)	5,096	-	115	-	-
Voya Global Bond Fund Class P3	-	696,847	(78,092)	(3,845)	614,910	10,936	(8,076)	-
Voya Global Real Estate Fund - Class P	-	133,427	(133,427)	-	-	570	(8,678)	-
Voya Global Real Estate Fund - Class R6	105,736	-	(116,742)	11,006	-	-	-	-
Voya High Yield Bond Fund Class P3		240,296	(240,296)		-	1,474	(4,636)	-
Voya High Yield Bond Fund - Class R6	211,900	-	(216,738)	4,838	-	93	-	-
Voya Intermediate Bond Fund - Class R6	1,616,448	-	(1,645,618)	29,170	-	406	-	-
Voya Intermediate Bond Fund Class P3	-	4,174,676	(714,251)	22,981	3,483,406	61,268	(28,095)	-
Voya Large Cap Growth Fund Class P3	-	1,703,698	(214,290)	43,465	1,532,873	5,216	38,329	67,669
Voya Large Cap Value Fund - Class R6	791,815	-	(804,838)	13,023	-	-	-	-
Voya Large Cap Value Fund Class P3	-	1,754,028	(176,860)	(43,195)	1,533,973	13,363	(15,419)	90,626
Voya Large-Cap Growth Fund - Class R6	809,035	-	(755,255)	(53,780)	-	-	-	-
Voya MidCap Opportunities Fund - Class R6	188,015	-	(186,830)	(1,185)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	415,576	(152,368)	(7,886)	255,322	-	(24,039)	41,919
Voya Multi-Manager Emerging Markets Equity Fund - Class I	515,111	-	(518,552)	3,441	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	1,143,484	(351,187)	18,264	810,561	6,267	(30,205)	-
Voya Multi-Manager International Equity Fund - Class I	471,549	-	(472,580)	1,031	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	1,059,946	(104,915)	(36,342)	918,689	9,573	(7,048)	27,147
Voya Multi-Manager International Factors Fund - Class I	573,387	-	(562,238)	(11,149)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	1,288,165	(104,899)	(63,123)	1,120,143	22,813	3,337	34,490
Voya Multi-Manager Mid Cap Value Fund - Class I	187,540	-	(184,835)	(2,705)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	417,489	(156,414)	(6,203)	254,872	3,100	(32,835)	38,265
Voya Short Term Bond Fund - Class R6	345,365	-	(348,519)	3,154	-	55	-	-
Voya Short Term Bond Fund Class P3	-	1,030,624	(161,545)	2,202	871,281	14,877	(2,991)	-
Voya Small Company Fund - Class R6	218,710	-	(211,726)	(6,984)	-	-	-	-
Voya Small Company Fund Class P3	-	517,693	(89,539)	(19,692)	408,462	792	(10,488)	45,406
Voya U.S. High Dividend Low Volatility Fund - Class I	806,117	125,263	(919,183)	(12,197)	-	2,937	3,330	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	1,670,743	(173,974)	35,911	1,532,680	15,388	1,176	41,398
	$7,685,739	$17,485,064	$(11,143,069)	$(73,294)	$13,954,440	$197,571	$(139,284)	$386,919

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $20,649,850.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$265,582
Gross Unrealized Depreciation	(476,434)

Net Unrealized Depreciation	$(210,852)

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.2%
8,275	iShares 1-3 Year Treasury Bond ETF	$693,031	4.0
3,352	iShares Core MSCI Emerging Markets ETF	171,354	1.0
6,478	iShares Core S&P 500 ETF	1,815,914	10.4
11,311	iShares Core U.S. Aggregate Bond ETF	1,211,069	7.0
1,513	Vanguard Global ex-U.S. Real Estate ETF	86,150	0.5
2,586	Vanguard Real Estate ETF	217,198	1.3

	Total Exchange-Traded Funds
	(Cost $4,090,885)	4,194,716	24.2

MUTUAL FUNDS: 75.8%
	Affiliated Investment Companies: 64.6%
36,045	Voya Floating Rate Fund Class P3	348,914	2.0
281,665	Voya Intermediate Bond Fund Class P3	2,780,037	16.1
30,407	Voya Large Cap Growth Fund Class P3	1,299,578	7.5
106,599	Voya Large Cap Value Fund Class P3	1,300,507	7.5
11,299	(1) Voya MidCap Opportunities Fund Class P3	259,756	1.5
58,096	Voya Multi-Manager Emerging Markets Equity Fund Class P3	687,281	4.0
102,743	Voya Multi-Manager International Equity Fund Class P3	1,125,038	6.5
138,950	Voya Multi-Manager International Factors Fund Class P3	1,295,015	7.5
26,113	Voya Multi-Manager Mid Cap Value Fund Class P3	259,300	1.5
17,915	Voya Short Term Bond Fund Class P3	174,137	1.0
24,508	Voya Small Company Fund Class P3	346,297	2.0
112,411	Voya U.S. High Dividend Low Volatility Fund Class P3	1,299,477	7.5
		11,175,337	64.6

	Unaffiliated Investment Companies: 11.2%
55,433	Credit Suisse Commodity Return Strategy Fund - Class I	259,427	1.5
32,822	TIAA-CREF Bond Index Fund - Class I	347,262	2.0
28,106	TIAA-CREF International Equity Index Fund - Class I	518,838	3.0
26,808	TIAA-CREF S&P 500 Index Fund - Class I	822,469	4.7
		1,947,996	11.2

	Total Mutual Funds
	(Cost $13,105,232)	13,123,333	75.8

	Total Investments in Securities (Cost $17,196,117)	$17,318,049	100.0
	Assets in Excess of Other Liabilities	3,702	0.0
	Net Assets	$17,321,751	100.0

(1)	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,194,716	$–	$–	$4,194,716
Mutual Funds	13,123,333	–	–	13,123,333
Total Investments, at fair value	$17,318,049	$–	$–	$17,318,049

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$349,530	$-	$(350,908)	$1,378	$-	$45	$-	$-
Voya Floating Rate Fund Class P3	-	769,502	(421,964)	1,376	348,914	19,090	(10,776)	-
Voya Global Real Estate Fund - Class R6	130,339	-	(144,042)	13,703	-	-	-	-
Voya High Yield Bond Fund - Class R6	174,223	-	(177,998)	3,775	-	77	-	-
Voya Intermediate Bond Fund - Class R6	1,238,282	-	(1,256,283)	18,001	-	313	-	-
Voya Intermediate Bond Fund Class P3	-	3,843,209	(1,090,380)	27,208	2,780,037	49,501	(25,607)	-
Voya Large Cap Growth Fund Class P3	-	1,430,380	(172,624)	41,822	1,299,578	4,095	39,292	53,126
Voya Large Cap Value Fund - Class R6	652,684	-	(654,490)	1,806	-	-	-	-
Voya Large Cap Value Fund Class P3	-	1,472,658	(139,542)	(32,609)	1,300,507	11,356	(1,769)	71,145
Voya Large-Cap Growth Fund - Class R6	665,029	-	(614,708)	(50,321)	-	-	-	-
Voya MidCap Opportunities Fund - Class R6	176,913	-	(171,994)	(4,919)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	397,690	(128,752)	(9,182)	259,756	-	(13,801)	37,576
Voya Multi-Manager Emerging Markets Equity Fund - Class I	450,609	-	(457,252)	6,643	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	1,125,627	(457,987)	19,641	687,281	5,035	(30,218)	-
Voya Multi-Manager International Equity Fund - Class I	560,627	-	(531,532)	(29,095)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	1,264,910	(105,891)	(33,981)	1,125,038	10,857	11,168	30,790
Voya Multi-Manager International Factors Fund - Class I	643,393	-	(619,182)	(24,211)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	1,479,577	(114,918)	(69,644)	1,295,015	24,429	11,913	36,935
Voya Multi-Manager Mid Cap Value Fund - Class I	176,374	-	(170,170)	(6,204)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	399,355	(130,872)	(9,183)	259,300	2,779	(20,931)	34,308
Voya Short Term Bond Fund Class P3	-	237,479	(64,083)	741	174,137	2,759	(31)	-
Voya Small Company Fund - Class R6	180,130	-	(174,188)	(5,942)	-	-	-	-
Voya Small Company Fund Class P3	-	436,407	(71,294)	(18,816)	346,297	621	(4,565)	35,619
Voya U.S. High Dividend Low Volatility Fund - Class I	663,322	243,792	(896,738)	(10,376)	-	2,737	6,359	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	1,358,668	(90,165)	30,974	1,299,477	12,497	(185)	32,710
	$6,061,455	$14,459,252	$(9,207,955)	$(137,415)	$11,175,337	$146,191	$(39,150)	$332,208

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,439,561.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$300,894
Gross Unrealized Depreciation	(422,406)

Net Unrealized Depreciation	$(121,512)

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.5%
7,453	iShares 1-3 Year Treasury Bond ETF	$624,189	4.0
3,018	iShares Core MSCI Emerging Markets ETF	154,280	1.0
7,223	iShares Core S&P 500 ETF	2,024,751	13.0
3,638	iShares Core U.S. Aggregate Bond ETF	389,521	2.5
5,050	iShares Russell 1000 Value ETF	622,918	4.0
1,362	Vanguard Global ex-U.S. Real Estate ETF	77,552	0.5
2,795	Vanguard Real Estate ETF	234,752	1.5

	Total Exchange-Traded Funds
	(Cost $4,036,027)	4,127,963	26.5

MUTUAL FUNDS: 73.5%
	Affiliated Investment Companies: 61.0%
32,471	Voya Floating Rate Fund Class P3	314,322	2.0
182,357	Voya Intermediate Bond Fund Class P3	1,799,863	11.5
31,045	Voya Large Cap Growth Fund Class P3	1,326,852	8.5
57,661	Voya Large Cap Value Fund Class P3	703,461	4.5
13,572	(1) Voya MidCap Opportunities Fund Class P3	312,010	2.0
65,426	Voya Multi-Manager Emerging Markets Equity Fund Class P3	773,987	5.0
106,799	Voya Multi-Manager International Equity Fund Class P3	1,169,444	7.5
125,178	Voya Multi-Manager International Factors Fund Class P3	1,166,656	7.5
31,366	Voya Multi-Manager Mid Cap Value Fund Class P3	311,464	2.0
16,158	Voya Short Term Bond Fund Class P3	157,060	1.0
22,079	Voya Small Company Fund Class P3	311,969	2.0
101,276	Voya U.S. High Dividend Low Volatility Fund Class P3	1,170,747	7.5
		9,517,835	61.0

	Unaffiliated Investment Companies: 12.5%
49,925	Credit Suisse Commodity Return Strategy Fund - Class I	233,647	1.5
29,575	TIAA-CREF Bond Index Fund - Class I	312,902	2.0
33,761	TIAA-CREF International Equity Index Fund - Class I	623,222	4.0
25,446	TIAA-CREF S&P 500 Index Fund - Class I	780,696	5.0
		1,950,467	12.5

	Total Mutual Funds
	(Cost $11,461,877)	11,468,302	73.5

	Total Investments in Securities (Cost $15,497,904)	$15,596,265	100.0
	Assets in Excess of Other Liabilities	2,779	0.0
	Net Assets	$15,599,044	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,127,963	$–	$–	$4,127,963
Mutual Funds	11,468,302	–	–	11,468,302
Total Investments, at fair value	$15,596,265	$–	$–	$15,596,265

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class I	$281,500	$-	$(282,382)	$882	$-	$3,329	$-	$-
Voya Floating Rate Fund Class P3	-	743,518	(430,322)	1,126	314,322	17,213	(9,743)	-
Voya Global Real Estate Fund Class R6	104,924	-	(113,728)	8,804	-	1,698	-	-
Voya Global Real Estate P3	-	172,335	(172,335)	-	-	1,215	(6,735)	-
Voya High Yield Bond Fund Class R6	140,282	-	(143,893)	3,611	-	1,929	-	-
Voya High Yield Bond P3	-	214,435	(214,435)	-	-	1,168	(3,821)	-
Voya Intermediate Bond Fund Class P3	-	2,388,726	(604,542)	15,679	1,799,863	30,208	(15,679)	-
Voya Intermediate Bond Fund Class R6	669,974	-	(680,543)	10,569	-	4,743	-	-
Voya Large Cap Growth Fund Class P3	-	1,579,110	(275,819)	23,561	1,326,852	4,319	34,713	56,032
Voya Large Cap Value Fund Class R6	313,149	-	(312,776)	(373)	-	692	-	-
Voya Large Cap Value Fund Class P3	-	1,295,798	(598,718)	6,381	703,461	6,113	(20,970)	40,238
Voya Large Cap Growth Fund Class R6	607,753	-	(572,646)	(35,107)	-	-	-	-
Voya MidCap Opportunities Fund Class P3	-	485,616	(161,431)	(12,175)	312,010	-	(14,163)	43,785
Voya MidCap Opportunities Fund Class R6	180,293	-	(175,208)	(5,085)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class I	412,977	-	(428,538)	15,561	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	1,288,594	(540,894)	26,287	773,987	5,755	(45,680)	-
Voya Multi-Manager International Equity Fund Class I	521,126	-	(496,563)	(24,563)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	1,408,113	(194,185)	(44,484)	1,169,444	11,656	14,074	33,056
Voya Multi-Manager International Factors Fund Class I	518,319	-	(502,633)	(15,686)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	1,432,824	(202,466)	(63,702)	1,166,656	22,726	4,132	34,359
Voya Multi-Manager Mid Cap Value Fund Class I	177,296	-	(175,904)	(1,392)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	490,659	(167,628)	(11,567)	311,464	3,236	(26,963)	39,953
Voya Short Term Bond Fund Class P3	-	238,947	(82,522)	635	157,060	2,504	(36)	-
Voya Small Company Fund Class P3	-	417,400	(88,636)	(16,795)	311,969	579	(5,435)	33,180
Voya Small Company Fund Class R6	145,528	-	(140,187)	(5,341)	-	-	-	-
Voya U.S. High Dividend Low Volatility Fund Class I	534,875	292,158	(817,657)	(9,376)	-	2,500	5,867	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	1,306,158	(160,643)	25,232	1,170,747	10,796	611	30,187
	$4,607,996	$13,754,391	$(8,737,234)	$(107,318)	$9,517,835	$132,379	$(89,828)	$310,790

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $15,747,352.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$255,122
Gross Unrealized Depreciation	(406,209)

Net Unrealized Depreciation	$(151,087)

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.2%
5,918	iShares 1-3 Year Treasury Bond ETF	$495,633	4.0
3,595	iShares Core MSCI Emerging Markets ETF	183,776	1.5
5,956	iShares Core S&P 500 ETF	1,669,586	13.4
2,311	iShares Core U.S. Aggregate Bond ETF	247,439	2.0
4,511	iShares Russell 1000 Value ETF	556,432	4.5
2,308	iShares Russell Mid-Cap Growth ETF	309,387	2.5
1,082	Vanguard Global ex-U.S. Real Estate ETF	61,609	0.5
2,589	Vanguard Real Estate ETF	217,450	1.8

	Total Exchange-Traded Funds
	(Cost $3,645,318)	3,741,312	30.2

MUTUAL FUNDS: 69.8%
	Affiliated Investment Companies: 57.5%
12,893	Voya Floating Rate Fund Class P3	124,807	1.0
113,307	Voya Intermediate Bond Fund Class P3	1,118,334	9.0
26,099	Voya Large Cap Growth Fund Class P3	1,115,451	9.0
45,782	Voya Large Cap Value Fund Class P3	558,538	4.5
51,945	Voya Multi-Manager Emerging Markets Equity Fund Class P3	614,510	5.0
90,448	Voya Multi-Manager International Equity Fund Class P3	990,406	8.0
92,762	Voya Multi-Manager International Factors Fund Class P3	864,543	7.0
31,148	Voya Multi-Manager Mid Cap Value Fund Class P3	309,302	2.5
12,827	Voya Short Term Bond Fund Class P3	124,680	1.0
26,295	Voya Small Company Fund Class P3	371,543	3.0
80,410	Voya U.S. High Dividend Low Volatility Fund Class P3	929,544	7.5
		7,121,658	57.5

	Unaffiliated Investment Companies: 12.3%
39,644	Credit Suisse Commodity Return Strategy Fund - Class I	185,533	1.5
40,206	TIAA-CREF International Equity Index Fund - Class I	742,199	6.0
19,189	TIAA-CREF S&P 500 Index Fund - Class I	588,710	4.8
		1,516,442	12.3

	Total Mutual Funds
	(Cost $8,517,509)	8,638,100	69.8

	Total Investments in Securities (Cost $12,162,827)	$12,379,412	100.0
	Liabilities in Excess of Other Assets	(2,977)	–
	Net Assets	$12,376,435	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,741,312	$–	$–	$3,741,312
Mutual Funds	8,638,100	–	–	8,638,100
Total Investments, at fair value	$12,379,412	$–	$–	$12,379,412

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class I	$143,312	$-	$(143,871)	$559	$-	$1,253	$-	$-
Voya Floating Rate Fund Class P3	-	435,482	(313,150)	2,475	124,807	9,277	(6,976)	-
Voya Global Real Estate Fund Class R6	71,362	-	(76,529)	5,167	-	823	-	-
Voya Global Real Estate P3	-	132,973	(132,973)	-	-	941	(3,695)	-
Voya High Yield Bond Fund Class R6	95,319	-	(97,238)	1,919	-	1,122	-	-
Voya High Yield Bond P3	-	164,951	(164,951)	-	-	872	(2,187)	-
Voya Intermediate Bond Fund Class P3	-	1,545,498	(435,258)	8,094	1,118,334	17,153	(6,360)	-
Voya Intermediate Bond Fund Class R6	335,533	-	(339,145)	3,612	-	1,885	-	-
Voya Large Cap Growth Fund Class P3	-	1,315,800	(235,099)	34,750	1,115,451	3,130	16,292	40,609
Voya Large Cap Value Fund Class P3	-	1,095,417	(564,133)	27,254	558,538	4,588	(28,484)	27,938
Voya Large Cap Value Fund Class R6	214,454	-	(212,684)	(1,770)	-	316	-	-
Voya Large-Cap Growth Fund Class R6	437,646	-	(416,895)	(20,751)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class I	286,637	-	(296,333)	9,696	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	1,020,929	(424,376)	17,957	614,510	3,956	(44,967)	-
Voya Multi-Manager International Equity Fund Class I	378,092	-	(363,938)	(14,154)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	1,185,446	(170,066)	(24,974)	990,406	8,510	1,810	24,132
Voya Multi-Manager International Factors Fund Class I	329,119	-	(322,651)	(6,468)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	1,058,484	(159,876)	(34,065)	864,543	14,515	(6,525)	21,945
Voya Multi-Manager Mid Cap Value Fund Class I	143,911	-	(140,533)	(3,378)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	701,998	(424,198)	31,502	309,302	2,730	(55,204)	33,708
Voya Short Term Bond Fund Class P3	-	205,763	(81,652)	569	124,680	1,889	(6)	-
Voya Small Company Fund Class P3	-	486,480	(103,265)	(11,672)	371,543	594	(8,163)	34,046
Voya Small Company Fund Class R6	148,100	-	(142,836)	(5,264)	-	-	-	-
Voya U.S. High Dividend Low Volatility Fund Class I	363,786	277,890	(634,976)	(6,700)	-	1,935	4,761	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	1,028,933	(128,208)	28,819	929,544	7,797	(2,525)	20,681
	$2,947,271	$10,656,044	$(6,524,834)	$43,177	$7,121,658	$83,286	$(142,229)	$203,059

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $12,417,745.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$293,187
Gross Unrealized Depreciation	(331,520)

Net Unrealized Depreciation	$(38,333)

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 32.5%
5,857	iShares 1-3 Year Treasury Bond ETF	$490,524	3.8
5,061	iShares Core MSCI Emerging Markets ETF	258,718	2.0
6,288	iShares Core S&P 500 ETF	1,762,652	13.4
2,440	iShares Core U.S. Aggregate Bond ETF	261,251	2.0
6,350	iShares Russell 1000 Value ETF	783,273	6.0
2,924	iShares Russell Mid-Cap Growth ETF	391,962	3.0
1,142	Vanguard Global ex-U.S. Real Estate ETF	65,025	0.5
2,733	Vanguard Real Estate ETF	229,545	1.8

	Total Exchange-Traded Funds
	(Cost $4,103,488)	4,242,950	32.5

MUTUAL FUNDS: 67.5%
	Affiliated Investment Companies: 53.7%
69,818	Voya Intermediate Bond Fund Class P3	689,099	5.3
30,615	Voya Large Cap Growth Fund Class P3	1,308,481	9.9
42,979	Voya Large Cap Value Fund Class P3	524,344	4.0
54,848	Voya Multi-Manager Emerging Markets Equity Fund Class P3	648,855	5.0
107,427	Voya Multi-Manager International Equity Fund Class P3	1,176,323	9.0
97,934	Voya Multi-Manager International Factors Fund Class P3	912,745	7.0
39,465	Voya Multi-Manager Mid Cap Value Fund Class P3	391,883	3.0
27,760	Voya Small Company Fund Class P3	392,255	3.0
84,893	Voya U.S. High Dividend Low Volatility Fund Class P3	981,366	7.5
		7,025,351	53.7

	Unaffiliated Investment Companies: 13.8%
41,852	Credit Suisse Commodity Return Strategy Fund - Class I	195,867	1.5
42,448	TIAA-CREF International Equity Index Fund - Class I	783,582	6.0
26,648	TIAA-CREF S&P 500 Index Fund - Class I	817,546	6.3
		1,796,995	13.8

	Total Mutual Funds
	(Cost $8,696,953)	8,822,346	67.5

	Total Investments in Securities (Cost $12,800,441)	$13,065,296	100.0
	Liabilities in Excess of Other Assets	(1,300)	–
	Net Assets	$13,063,996	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,242,950	$–	$–	$4,242,950
Mutual Funds	8,822,346	–	–	8,822,346
Total Investments, at fair value	$13,065,296	$–	$–	$13,065,296

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class I	$82,565	$-	$(82,716)	$151	$-	$818	$-	$-
Voya Floating Rate P3	-	252,982	(252,982)	-	-	5,378	(3,475)	-
Voya Global Real Estate Fund Class R6	70,420	-	(76,926)	6,506	-	1,018	-	-
Voya Global Real Estate P3	-	137,401	(137,401)	-	-	963	(4,973)	-
Voya High Yield Bond P3	-	-	-	-	-	-	-	-
Voya Intermediate Bond Fund Class P3	-	1,046,930	(362,299)	4,468	689,099	9,638	(5,561)	-
Voya Intermediate Bond Fund Class R6	201,188	-	(205,063)	3,875	-	1,513	-	-
Voya Large Cap Growth Fund Class P3	-	1,442,949	(172,401)	37,933	1,308,481	3,884	33,993	50,389
Voya Large Cap Value Fund Class P3	-	1,178,712	(684,048)	29,680	524,344	4,633	(33,222)	28,312
Voya Large Cap Value Fund Class R6	205,605	-	(204,084)	(1,521)	-	382	-	-
Voya Large-Cap Growth Fund Class R6	480,540	-	(439,348)	(41,192)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class I	328,074	-	(329,816)	1,742	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	1,156,949	(529,417)	21,323	648,855	4,436	(46,329)	-
Voya Multi-Manager International Equity Fund Class I	419,888	-	(393,397)	(26,491)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	1,321,260	(112,218)	(32,719)	1,176,323	10,682	14,798	30,294
Voya Multi-Manager International Factors Fund Class I	324,897	-	(310,966)	(13,931)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	1,052,381	(96,227)	(43,409)	912,745	16,199	7,933	24,492
Voya Multi-Manager Mid Cap Value Fund Class I	177,011	-	(173,950)	(3,061)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	844,895	(482,884)	29,872	391,883	3,573	(64,317)	44,110
Voya Small Company Fund Class P3	-	490,623	(80,414)	(17,954)	392,255	663	(5,065)	37,998
Voya Small Company Fund Class R6	146,572	-	(141,150)	(5,422)	-	-	-	-
Voya U.S. High Dividend Low Volatility Fund Class I	359,210	296,822	(649,470)	(6,562)	-	1,980	3,868	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	1,039,099	(84,216)	26,483	981,366	8,878	(906)	23,104
	$2,795,970	$10,261,003	$(6,001,393)	$(30,229)	$7,025,351	$74,638	$(103,256)	$238,699

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $13,050,431.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$363,532
Gross Unrealized Depreciation	(348,667)

Net Unrealized Appreciation	$14,865

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.7%
2,157	iShares 1-3 Year Treasury Bond ETF	$180,649	2.0
3,495	iShares Core MSCI Emerging Markets ETF	178,664	2.0
4,342	iShares Core S&P 500 ETF	1,217,149	13.4
1,685	iShares Core U.S. Aggregate Bond ETF	180,413	2.0
4,385	iShares Russell 1000 Value ETF	540,890	6.0
2,019	iShares Russell Mid-Cap Growth ETF	270,647	3.0
789	Vanguard Global ex-U.S. Real Estate ETF	44,926	0.5
1,888	Vanguard Real Estate ETF	158,573	1.8

	Total Exchange-Traded Funds
	(Cost $2,697,937)	2,771,911	30.7

MUTUAL FUNDS: 69.3%
	Affiliated Investment Companies: 55.0%
45,929	Voya Intermediate Bond Fund Class P3	453,324	5.0
21,147	Voya Large Cap Growth Fund Class P3	903,836	10.0
29,701	Voya Large Cap Value Fund Class P3	362,351	4.0
41,678	Voya Multi-Manager Emerging Markets Equity Fund Class P3	493,054	5.5
82,450	Voya Multi-Manager International Equity Fund Class P3	902,830	10.0
67,648	Voya Multi-Manager International Factors Fund Class P3	630,481	7.0
27,268	Voya Multi-Manager Mid Cap Value Fund Class P3	270,770	3.0
19,176	Voya Small Company Fund Class P3	270,951	3.0
58,644	Voya U.S. High Dividend Low Volatility Fund Class P3	677,926	7.5
		4,965,523	55.0

	Unaffiliated Investment Companies: 14.3%
28,901	Credit Suisse Commodity Return Strategy Fund - Class I	135,257	1.5
29,321	TIAA-CREF International Equity Index Fund - Class I	541,274	6.0
19,890	TIAA-CREF S&P 500 Index Fund - Class I	610,212	6.8
		1,286,743	14.3

	Total Mutual Funds
	(Cost $6,157,785)	6,252,266	69.3

	Total Investments in Securities (Cost $8,855,722)	$9,024,177	100.0
	Liabilities in Excess of Other Assets	(2,066)	–
	Net Assets	$9,022,111	100.0

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,771,911	$–	$–	$2,771,911
Mutual Funds	6,252,266	–	–	6,252,266
Total Investments, at fair value	$9,024,177	$–	$–	$9,024,177

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$56,455	$-	$(61,452)	$4,997	$-	$798	$-	$-
Voya Global Real Estate Fund - Class P3	-	105,358	(105,358)	-	-	697	(3,819)	-
Voya Intermediate Bond Fund - Class R6	151,902	-	(154,763)	2,861	-	1,126	-	-
Voya Intermediate Bond Fund Class P3	-	743,904	(292,954)	2,374	453,324	6,285	(3,773)	-
Voya Large Cap Growth Fund Class P3	-	1,059,822	(180,410)	24,424	903,836	2,530	32,162	32,821
Voya Large Cap Value Fund - Class R6	150,448	-	(149,318)	(1,130)	-	289	-	-
Voya Large Cap Value Fund Class P3	-	869,879	(533,720)	26,192	362,351	2,959	(24,238)	18,020
Voya Large-Cap Growth Fund - Class R6	384,765	-	(352,990)	(31,775)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	284,062	-	(288,335)	4,273	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	914,647	(436,473)	14,880	493,054	3,159	(37,526)	-
Voya Multi-Manager International Equity Fund - Class I	373,679	-	(355,068)	(18,611)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	1,087,123	(154,524)	(29,769)	902,830	7,736	13,853	21,937
Voya Multi-Manager International Factors Fund - Class I	260,350	-	(252,306)	(8,044)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	776,435	(117,091)	(28,863)	630,481	10,557	2,598	15,961
Voya Multi-Manager Mid Cap Value Fund - Class I	133,330	-	(131,432)	(1,898)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	620,553	(377,054)	27,271	270,770	2,293	(48,428)	28,310
Voya Small Company Fund - Class R6	117,285	-	(113,093)	(4,192)	-	-	-	-
Voya Small Company Fund Class P3	-	357,952	(76,000)	(11,001)	270,951	432	(3,065)	24,767
Voya U.S. High Dividend Low Volatility Fund - Class I	287,589	218,744	(501,472)	(4,861)	-	1,435	4,693	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	729,131	(70,932)	19,727	677,926	5,572	(1,549)	15,029
	$2,199,865	$7,483,548	$(4,704,745)	$(13,145)	$4,965,523	$45,868	$(69,092)	$156,845

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,055,703.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$241,320
Gross Unrealized Depreciation	(272,846)

Net Unrealized Depreciation	$(31,526)

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.7%
1,824	iShares 1-3 Year Treasury Bond ETF	$152,760	2.0
2,954	iShares Core MSCI Emerging Markets ETF	151,008	2.0
3,671	iShares Core S&P 500 ETF	1,029,056	13.4
1,424	iShares Core U.S. Aggregate Bond ETF	152,468	2.0
3,707	iShares Russell 1000 Value ETF	457,258	6.0
1,707	iShares Russell Mid-Cap Growth ETF	228,823	3.0
667	Vanguard Global ex-U.S. Real Estate ETF	37,979	0.5
1,596	Vanguard Real Estate ETF	134,048	1.8

	Total Exchange-Traded Funds
	(Cost $2,252,470)	2,343,400	30.7

MUTUAL FUNDS: 69.3%
	Affiliated Investment Companies: 55.0%
38,855	Voya Intermediate Bond Fund Class P3	383,499	5.0
17,885	Voya Large Cap Growth Fund Class P3	764,407	10.0
25,135	Voya Large Cap Value Fund Class P3	306,645	4.0
35,252	Voya Multi-Manager Emerging Markets Equity Fund Class P3	417,036	5.5
69,731	Voya Multi-Manager International Equity Fund Class P3	763,558	10.0
57,213	Voya Multi-Manager International Factors Fund Class P3	533,223	7.0
23,070	Voya Multi-Manager Mid Cap Value Fund Class P3	229,084	3.0
16,218	Voya Small Company Fund Class P3	229,154	3.0
49,602	Voya U.S. High Dividend Low Volatility Fund Class P3	573,402	7.5
		4,200,008	55.0

	Unaffiliated Investment Companies: 14.3%
24,433	Credit Suisse Commodity Return Strategy Fund - Class I	114,349	1.5
24,799	TIAA-CREF International Equity Index Fund - Class I	457,790	6.0
16,835	TIAA-CREF S&P 500 Index Fund - Class I	516,503	6.8
		1,088,642	14.3

	Total Mutual Funds
	(Cost $5,130,961)	5,288,650	69.3

	Total Investments in Securities (Cost $7,383,431)	$7,632,050	100.0
	Liabilities in Excess of Other Assets	(2,470)	–
	Net Assets	$7,629,580	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,343,400	$–	$–	$2,343,400
Mutual Funds	5,288,650	–	–	5,288,650
Total Investments, at fair value	$7,632,050	$–	$–	$7,632,050

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$47,943	$-	$(52,861)	$4,918	$-	$704	$-	$-
Voya Global Real Estate Fund - Class P3	-	70,455	(70,455)	-	-	476	(3,948)	-
Voya Intermediate Bond Fund - Class R6	128,926	-	(131,420)	2,494	-	994	-	-
Voya Intermediate Bond Fund Class P3	-	584,013	(202,275)	1,761	383,499	4,908	(2,924)	-
Voya Large Cap Growth Fund Class P3	-	777,104	(58,393)	45,696	764,407	1,979	17,751	25,668
Voya Large Cap Value Fund - Class R6	127,385	-	(125,974)	(1,411)	-	266	-	-
Voya Large Cap Value Fund Class P3	-	592,405	(308,367)	22,607	306,645	2,293	(16,669)	14,248
Voya Large-Cap Growth Fund - Class R6	327,166	-	(290,285)	(36,881)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	236,617	-	(229,638)	(6,979)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	631,952	(229,389)	14,473	417,036	2,477	(14,670)	-
Voya Multi-Manager International Equity Fund - Class I	317,489	-	(293,201)	(24,288)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	796,588	(33,918)	888	763,558	6,050	4,728	17,156
Voya Multi-Manager International Factors Fund - Class I	221,156	-	(209,427)	(11,729)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	573,011	(27,597)	(12,191)	533,223	8,257	2,486	12,483
Voya Multi-Manager Mid Cap Value Fund - Class I	117,573	-	(115,486)	(2,087)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	426,393	(221,442)	24,133	229,084	1,806	(36,718)	22,301
Voya Small Company Fund - Class R6	99,781	-	(96,019)	(3,762)	-	-	-	-
Voya Small Company Fund Class P3	-	267,265	(32,996)	(5,115)	229,154	338	(2,362)	19,370
Voya U.S. High Dividend Low Volatility Fund - Class I	244,460	92,511	(332,504)	(4,467)	-	980	1,609	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	596,115	(45,028)	22,315	573,402	4,423	(649)	11,763
	$1,868,496	$5,407,812	$(3,106,675)	$30,375	$4,200,008	$35,951	$(51,366)	$122,989

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $7,496,831.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$267,837
Gross Unrealized Depreciation	(132,618)

Net Unrealized Appreciation	$135,219

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.2%
963	iShares 1-3 Year Treasury Bond ETF	$80,651	2.0
1,559	iShares Core MSCI Emerging Markets ETF	79,696	2.0
1,938	iShares Core S&P 500 ETF	543,260	13.5
752	iShares Core U.S. Aggregate Bond ETF	80,517	2.0
1,957	iShares Russell 1000 Value ETF	241,396	6.0
901	iShares Russell Mid-Cap Growth ETF	120,779	3.0
528	Vanguard Global ex-U.S. Real Estate ETF	30,064	0.7
963	Vanguard Real Estate ETF	80,883	2.0

	Total Exchange-Traded Funds
	(Cost $1,197,281)	1,257,246	31.2

MUTUAL FUNDS: 68.8%
	Affiliated Investment Companies: 55.0%
20,490	Voya Intermediate Bond Fund Class P3	202,241	5.0
9,437	Voya Large Cap Growth Fund Class P3	403,316	10.0
13,253	Voya Large Cap Value Fund Class P3	161,687	4.0
18,592	Voya Multi-Manager Emerging Markets Equity Fund Class P3	219,946	5.5
36,792	Voya Multi-Manager International Equity Fund Class P3	402,868	10.0
30,186	Voya Multi-Manager International Factors Fund Class P3	281,336	7.0
12,164	Voya Multi-Manager Mid Cap Value Fund Class P3	120,792	3.0
8,557	Voya Small Company Fund Class P3	120,906	3.0
26,169	Voya U.S. High Dividend Low Volatility Fund Class P3	302,512	7.5
		2,215,604	55.0

	Unaffiliated Investment Companies: 13.8%
12,899	Credit Suisse Commodity Return Strategy Fund - Class I	60,367	1.5
13,084	TIAA-CREF International Equity Index Fund - Class I	241,533	6.0
8,214	TIAA-CREF S&P 500 Index Fund - Class I	252,016	6.3
		553,916	13.8

	Total Mutual Funds
	(Cost $2,715,517)	2,769,520	68.8

	Total Investments in Securities (Cost $3,912,798)	$4,026,766	100.0
	Liabilities in Excess of Other Assets	(150)	–
	Net Assets	$4,026,616	100.0

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,257,246	$–	$–	$1,257,246
Mutual Funds	2,769,520	–	–	2,769,520
Total Investments, at fair value	$4,026,766	$–	$–	$4,026,766

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Real Estate Fund - Class R6	$29,834	$-	$(33,238)	$3,404	$-	$462	$-	$-
Voya Global Real Estate Fund - Class P3	-	39,452	(39,452)	-	-	268	(2,858)	-
Voya Intermediate Bond Fund - Class R6	80,227	-	(81,689)	1,462	-	583	-	-
Voya Intermediate Bond Fund Class P3	-	303,230	(101,839)	850	202,241	2,683	(1,865)	-
Voya Large Cap Growth Fund Class P3	-	407,619	(30,440)	26,137	403,316	1,101	9,452	14,278
Voya Large Cap Value Fund - Class R6	80,294	-	(80,897)	603	-	176	-	-
Voya Large Cap Value Fund Class P3	-	299,498	(146,125)	8,314	161,687	1,262	(9,933)	7,894
Voya Large-Cap Growth Fund - Class R6	203,427	-	(177,822)	(25,605)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	148,361	-	(137,360)	(11,001)	-	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	-	318,464	(101,364)	2,846	219,946	1,376	(147)	-
Voya Multi-Manager International Equity Fund - Class I	197,483	-	(179,872)	(17,611)	-	-	-	-
Voya Multi-Manager International Equity Fund Class P3	-	419,583	(16,988)	273	402,868	3,365	1,709	9,544
Voya Multi-Manager International Factors Fund - Class I	137,585	-	(128,700)	(8,885)	-	-	-	-
Voya Multi-Manager International Factors Fund Class P3	-	302,253	(13,839)	(7,078)	281,336	4,593	819	6,945
Voya Multi-Manager Mid Cap Value Fund - Class I	74,368	-	(73,525)	(843)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund Class P3	-	220,132	(107,309)	7,969	120,792	1,002	(18,149)	12,373
Voya Small Company Fund - Class R6	62,020	-	(59,726)	(2,294)	-	-	-	-
Voya Small Company Fund Class P3	-	142,814	(16,910)	(4,998)	120,906	188	(1,301)	10,776
Voya U.S. High Dividend Low Volatility Fund - Class I	151,994	29,691	(179,002)	(2,683)	-	552	656	-
Voya U.S. High Dividend Low Volatility Fund Class P3	-	324,018	(30,425)	8,919	302,512	2,444	18	6,542
	$1,165,593	$2,806,754	$(1,736,522)	$(20,221)	$2,215,604	$20,055	$(21,599)	$68,352

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,963,982.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$129,126
Gross Unrealized Depreciation	(66,342)

Net Unrealized Appreciation	$62,784

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	April 26, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 26, 2019